Cover	Oct. 21, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 21, 2022
Entity File Number	000-53712
Entity Registrant Name	Cann American Corp
Entity Central Index Key	0001368620
Entity Tax Identification Number	84-3208139
Entity Incorporation, State or Country Code	WY
Entity Address, Address Line One	320 Santana Drive #C
Entity Address, City or Town	Cloverdale
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95425
City Area Code	(770)
Local Phone Number	866-6250
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false